Business Combination and Recapitalization	12 Months Ended
Dec. 31, 2022
Business Combination And Recapitalization [Abstract]
Business Combination and Recapitalization
Note 3. Business Combination and Recapitalization
On October 28, 2022, LMAO consummated a series of transactions that resulted in the combination of LMF Merger Sub, Inc. and SeaStar Medical, Inc. pursuant to an Agreement and Plan of Merger, as described in Note 1.
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting LMAO was treated as the acquired company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the Business Combination, SeaStar Medical, Inc.’s stockholders have the majority of the voting power of the combined entity, SeaStar Medical, Inc. comprised all of the ongoing operations of the combined entity, SeaStar Medical, Inc. comprised a majority of the governing body of the combined entity, and SeaStar Medical, Inc.’s senior management comprised all of the senior management of the combined entity. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of SeaStar Medical, Inc. issuing shares for the net assets of LMAO, accompanied by a recapitalization. The net assets of LMAO were stated at historical costs. No goodwill or intangibles were recorded. Operations prior to the Business Combination are those of SeaStar Medical, Inc.
The aggregate consideration to the stockholders of SeaStar Medical, Inc. at the closing of the Business Combination was $85,406, which consisted of shares of the Company’s Class A common stock, par value $0.0001 per share, valued at $10.00 per share, resulting in the issuance of 8,540,552 shares.
Upon the Closing, each of SeaStar Medical, Inc.’s outstanding convertible notes, in the amount of $4,636, and related accrued interest totaling $341 less $168 in unamortized discounts converted into 598,861 shares of SeaStar Medical Holding Corporation Class A common stock valued at $10.00 per share. The excess fair value of shares transferred for convertible note conversion of $1,180 is recorded in the consolidated statement of operations for the year ended December 31, 2022.
Also, upon the Closing, 633,697 shares of Series B Preferred stock, 1,576,154 shares of Series
A-1
Preferred stock, and 577,791 shares of Series
A-2
Preferred stock of SeaStar Medical, Inc. converted into 7,238,767 shares of SeaStar Medical Holding Corporation Class A common stock. SeaStar Medical, Inc.’s 57,942 outstanding warrants were assumed by LMAO and converted into 69,714 warrants to purchase SeaStar Medical Holding Corporation Class A common stock. SeaStar Medical, Inc.’s 271,280 outstanding options were assumed by LMAO and

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converted into 326,399 options to purchase SeaStar Medical Holding Corporation Class A common stock. SeaStar Medical, Inc.’s 255,000 outstanding restricted stock unit awards were assumed by LMAO and converted into 306,811 SeaStar Medical Holding Corporation restricted stock units. The increase in the number of stock-based awards was accounted for as a modification (see Note 12).
As part of the Business Combination, $92,137 was paid to redeem Class A shares from LMAO existing shareholders. 4,162,040 Class A shares remained unredeemed at the time of the Business Combination. LMAO had 10,350,000 public warrants and 5,738,000 private placement warrants at the time of the Business Combination. The public warrants and the private placement warrants are classified as equity. The Company received net cash consideration of $9,961 and net liabilities of LMAO of $10,882. The net liabilities of LMAO were as follows (in thousands):

Other receivables	$16
Prepaid expenses	1,871
Accrued expenses	(82)
Public warrants liability	(1,241)
Private placement warrants liability	(6,688)
LMFAO note payable	(2,785)
Maxim note payable	(1,973)

$(10,882)

The table below summarizes the shares of Class A common stock issued immediately after the Closing as well as the impact of the transaction on the consolidated statements of changes in convertible preferred stock and stockholders’ deficit as of October 28, 2022.

	Common Shares		Additional Paid-In Capital
($ in thousands)	Shares	Amount
SPAC financing	4,162,040	$—	$(921)
Public warrants liability reclassified to equity	—	—	1,241
Private Placement warrants liability reclassified to equity	—	—	6,688
Transaction costs	—	—	(3,714)

Reverse recapitalization on October 28, 2022	4,162,040	$—	$3,294